JPMorgan U.S. GARP Equity Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.	89	3,748
Raytheon Technologies Corp.	58	5,690
		9,438
Air Freight & Logistics — 0.5%
FedEx Corp.	23	5,230
Automobiles — 2.1%
Tesla, Inc. *	107	22,309
Beverages — 2.2%
Coca-Cola Co. (The)	191	11,869
Monster Beverage Corp. *	81	4,385
PepsiCo, Inc.	41	7,436
		23,690
Biotechnology — 4.1%
AbbVie, Inc.	120	19,184
Neurocrine Biosciences, Inc. *	23	2,337
Regeneron Pharmaceuticals, Inc. *	10	8,038
Sarepta Therapeutics, Inc. *	28	3,815
Vertex Pharmaceuticals, Inc. *	31	9,708
		43,082
Broadline Retail — 4.9%
Amazon.com, Inc. *	499	51,530
Building Products — 0.9%
Trane Technologies plc	52	9,485
Capital Markets — 1.6%
Ameriprise Financial, Inc.	15	4,628
Charles Schwab Corp. (The)	116	6,072
S&P Global, Inc.	18	6,330
		17,030
Chemicals — 0.9%
Linde plc	18	6,373
Sherwin-Williams Co. (The)	12	2,699
		9,072
Commercial Services & Supplies — 1.1%
Waste Management, Inc.	71	11,559
Construction & Engineering — 1.1%
AECOM	48	4,005
Quanta Services, Inc.	23	3,831
WillScot Mobile Mini Holdings Corp. *	74	3,471
		11,307

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	20	10,159
US Foods Holding Corp. *	105	3,866
		14,025
Electronic Equipment, Instruments & Components — 0.7%
Keysight Technologies, Inc. *	43	6,950
Entertainment — 1.4%
Netflix, Inc. *	27	9,319
Take-Two Interactive Software, Inc. *	49	5,882
		15,201
Financial Services — 3.9%
Mastercard, Inc., Class A	105	37,913
Visa, Inc., Class A	14	3,220
		41,133
Food Products — 0.4%
Hershey Co. (The)	15	3,783
Ground Transportation — 1.6%
CSX Corp.	359	10,757
Uber Technologies, Inc. *	196	6,211
		16,968
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp. *	202	10,087
Health Care Providers & Services — 4.2%
Elevance Health, Inc.	30	13,720
Humana, Inc.	23	11,041
McKesson Corp.	13	4,629
UnitedHealth Group, Inc.	30	14,428
		43,818
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc. *	3	9,122
Chipotle Mexican Grill, Inc. *	6	9,942
Expedia Group, Inc. *	56	5,448
Hilton Worldwide Holdings, Inc.	34	4,727
McDonald's Corp.	19	5,224
Yum! Brands, Inc.	32	4,238
		38,701
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	34	6,506
Industrial REITs — 0.9%
Prologis, Inc.	78	9,715
Insurance — 1.1%
Arch Capital Group Ltd. *	74	5,035

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
MetLife, Inc.	50	2,902
Travelers Cos., Inc. (The)	23	3,873
		11,810
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A *	232	24,038
Alphabet, Inc., Class C *	226	23,501
Meta Platforms, Inc., Class A *	76	16,171
		63,710
IT Services — 0.4%
Amdocs Ltd.	45	4,312
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	36	4,953
IQVIA Holdings, Inc. *	51	10,136
Thermo Fisher Scientific, Inc.	22	12,686
		27,775
Machinery — 1.1%
Deere & Co.	7	2,706
Ingersoll Rand, Inc.	79	4,610
Parker-Hannifin Corp.	11	3,847
		11,163
Media — 0.8%
Charter Communications, Inc., Class A *	23	8,151
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	172	7,031
Oil, Gas & Consumable Fuels — 1.5%
Cheniere Energy, Inc.	42	6,679
Diamondback Energy, Inc.	27	3,583
EOG Resources, Inc.	50	5,741
		16,003
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	50	4,625
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc. *	18	2,590
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc. *	120	11,735
ASML Holding NV (Registered), NYRS (Netherlands)	11	7,692
Lam Research Corp.	13	7,208
NVIDIA Corp.	93	25,983
NXP Semiconductors NV (China)	37	6,879
QUALCOMM, Inc.	78	9,934
Teradyne, Inc.	65	6,952
Texas Instruments, Inc.	58	10,772
		87,155

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 18.7%
Adobe, Inc. *	7	2,847
Autodesk, Inc. *	24	5,050
Cadence Design Systems, Inc. *	73	15,331
Dropbox, Inc., Class A *	149	3,213
HubSpot, Inc. *	11	4,655
Intuit, Inc.	39	17,597
Microsoft Corp.	396	114,274
Oracle Corp.	88	8,171
Palo Alto Networks, Inc. *	68	13,599
ServiceNow, Inc. *	7	3,182
Workday, Inc., Class A *	45	9,233
		197,152
Specialized REITs — 0.9%
Equinix, Inc.	5	3,894
VICI Properties, Inc.	159	5,182
		9,076
Specialty Retail — 2.9%
Bath & Body Works, Inc.	87	3,174
Best Buy Co., Inc.	53	4,150
Burlington Stores, Inc. *	21	4,132
Lowe's Cos., Inc.	72	14,483
O'Reilly Automotive, Inc. *	6	5,149
		31,088
Technology Hardware, Storage & Peripherals — 11.6%
Apple, Inc.	662	109,091
Hewlett Packard Enterprise Co.	182	2,908
Pure Storage, Inc., Class A *	119	3,042
Seagate Technology Holdings plc	115	7,600
		122,641
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	85	10,432
Tobacco — 0.6%
Philip Morris International, Inc.	62	6,050
Total Common Stocks (Cost $666,969)		1,041,383

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b) (Cost $11,024)	11,021	11,025
Total Investments — 99.9% (Cost $677,993)		1,052,408
Other Assets Less Liabilities — 0.1%		1,176
NET ASSETS — 100.0%		1,053,584

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	48	06/16/2023	USD	9,926	460

Abbreviations
USD	United States Dollar

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,052,408	$—	$—	$1,052,408
Appreciation in Other Financial Instruments
Futures Contracts (a)	$460	$—	$—	$460

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$38,483	$82,481	$109,942	$4	$(1)	$11,025	11,021	$616	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	638	1,404	2,042	—	—	—	—	2	—
Total	$39,121	$83,885	$111,984	$4	$(1)	$11,025		$618	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.